Related Party Transactions - Additional Information (Details) $ / shares in Units, € in Thousands		10 Months Ended	12 Months Ended
	Apr. 06, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) EMP $ / shares shares	Dec. 31, 2019 CAD ($) Contract EMP shares	Dec. 31, 2019 EUR (€) EMP	Feb. 28, 2018 CAD ($)	Dec. 31, 2019 $ / shares	Aug. 06, 2019 $ / shares shares	Aug. 06, 2019 $ / shares shares	Jul. 31, 2019 CAD ($)	Feb. 15, 2018 CAD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Related party receivable		$ 500,000	$ 200,000
Related party payables		800,000	$ 1,000,000
Shares issued | shares			11,000,000				11,000,000	11,000,000
Price per common share | (per share)						$ 0	$ 17.23	$ 13.00
Share issuances		20,452,000	$ 198,378,000		$ 8,123,000
Marketing research and development and promotional cost		2,300,000	3,100,000		1,000,000
Services received under contract		300,000	$ 300,000
Consulting and commission expenses		1,500			399,300
Number of contract | Contract			2
Professional fees		877,000	$ 5,419,000		673,000
Payment of corporate matters and financing in progress		300,000	400,000
Director fees		30,000	188,000		60,000
Compensation from key management personnel		367,000
Bridge Farm
Disclosure Of Transactions Between Related Parties [Line Items]
Land lease costs | €				€ 600,000
Officer
Disclosure Of Transactions Between Related Parties [Line Items]
Shares issued | shares	40,000
Price per common share | $ / shares	$ 2.97
Services received under contract		19,000	60,000
Fee paid		229,400	334,500		97,600
Officer | Shareholder loan agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate	2.50%									2.50%
Shareholder loan agreement term	3 years
Loans and receivables	$ 245,000		400,000
Current loans and receivables			0						$ 0
Officer | Shareholder loan agreement | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and receivables available	$ 510,000									$ 200,000
Employees | Shareholder loan agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and receivables		$ 190,000	$ 200,000
Number of employees on loan agreement | EMP		3	2	2
Employees | Shareholder loan agreement | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate			1.50%
Employees | Shareholder loan agreement | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate			0.00%
Former Officer
Disclosure Of Transactions Between Related Parties [Line Items]
Forgave of debt owned		$ 5,000
Accommodation expense to related party		$ 7,000			6,000
Asset impairment expense					75,000
Former Officer | Promissory Note
Disclosure Of Transactions Between Related Parties [Line Items]
Repurchase of common shares | shares		9,815,701
Weighted average price of common share | $ / shares		$ 1.69
Share issuances		$ 16,600,000
Shares issued unpaid		$ 6,900,000
Maturity date of promissory note		Mar. 25, 2019
Monthly outstanding principal and interest of note accrued percentage		1.00%
Of Board Of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Professional fees		$ 600,000	$ 3,900,000		200,000
Employee
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to acquire equipment			$ 900,000
Former Member of Board Of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Forgave of debt owned		20,000
Consulting services related party		0			29,600
Director fees		$ 0			$ 60,000